CONVERTIBLE SENIOR NOTE (Tables)	12 Months Ended
Dec. 31, 2014
CONVERTIBLE SENIOR NOTE [Abstract]
Schedule of Interest Expense

Interest expense on the convertible senior note has been recorded at the effective rate of 31.85% after prepayment comparing to previous effective interest rate of 37.01%. Interest expense recognized related to the convertible senior note was as follows:

For the years ende
December 31,
2012

Interest expense at coupon rate	$26,730
Amortization of debt discount	36,297

Total interest expense recognized	$63,027